Offerings	Sep. 23, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, each Depositary Share representing 1/100th of a share of 8.75% Series B Cumulative Redeemable Perpetual Preferred Stock	[1]
Maximum Aggregate Offering Price	$ 150,000,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965	[3]
Offering Note
(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s registration statement on Form F-3ASR filed with the U.S. Securities and Exchange Commission on September 23, 2025 (File No. 333-290461), in accordance with Rule 457(r) and Rule 456(p) under the Securities Act.

(3)
Depositary Shares are evidenced by depositary receipts issued pursuant to a deposit agreement. Depositary receipts issued will represent fractional interests in shares of the registrant’s 8.75% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Preferred Shares”) and will be distributed to those persons purchasing such fractional interests, and the Preferred Shares will be issued to the depositary under the deposit agreement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	8.75% Series B Cumulative Redeemable Perpetual Preferred Shares, par value $0.01 per share	[1]
Offering Note
(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

[1]
Depositary Shares are evidenced by depositary receipts issued pursuant to a deposit agreement. Depositary receipts issued will represent fractional interests in shares of the registrant’s 8.75% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Preferred Shares”) and will be distributed to those persons purchasing such fractional interests, and the Preferred Shares will be issued to the depositary under the deposit agreement.

[2]	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
[3]	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s registration statement on Form F-3ASR filed with the U.S. Securities and Exchange Commission on September 23, 2025 (File No. 333-290461), in accordance with Rule 457(r) and Rule 456(p) under the Securities Act.